Construction in progress	12 Months Ended
Jun. 30, 2026
Construction In Progress
Construction in progress

10.	Construction in progress:

Construction in progress (“CIP”) represents costs incurred on IPP facilities and BESS projects under construction. Once the projects are completed and placed into service, the projects are reclassified to property, plant and equipment and the accumulated costs are depreciated over the useful lives of the related assets. Detail of costs as at June 30, 2026 and 2025 are as follows:

	IPP facilities	BESS projects	Electric vehicle charging stations	Total
Balance, June 30, 2025	$9,448	$21,632	$542	$31,622
Additions	31	10,099	-	10,130
Reclassification to property, plant and equipment	(9,614)	(13,815)	-	(23,429)
Write-off of previously capitalized costs	-	(6,763)	-	(6,763)
Impairment (note 25)		(2,925)		(2,925)
Assets abandonment	-	-	(542)	(542)
Foreign currency impact	135	6	-	141
Balance, June 30, 2026	$-	$8,234	$-	8,234

	IPP facilities	BESS projects	Electric vehicle charging stations	Total
Balance, June 30, 2024	$8,909	$-	$-	$8,909
Additions from acquisition (note 19)	-	10,020	542	10,562
Additions	568	15,520	-	16,088
Impairment (note 25)	-	(3,908)	-	(3,908)
Foreign currency impact	(29)	-	-	(29)
Balance, June 30, 2025	$9,448	$21,632	$542	$31,622

POWERBANK CORPORATION

Notes to Consolidated Financial Statements

(Expressed in thousands of Canadian dollars, except per share amounts and as otherwise indicated)

For the years ended June 30, 2026, 2025 and 2024

10.	Construction in progress (continued):

On December 30, 2025, the Company entered into a supplier termination agreement relating to one of its battery energy storage systems projects. As a result, previously capitalized construction costs of $6,763 were reversed from CIP with an offset to trade and other payables.

During the year ended June 30, 2026, the Company abandoned assets related to its electric vehicle charging stations as they were no longer expected to generate future economic benefits. Accordingly, the carrying amount of $542 was derecognized and an abandonment loss of $542 was recognized in the other operating expense (June 30, 2025 and 2024 - nil).